2025 QUARTERLY REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
September 30, 2025
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Aggressive Strategy Fund (formerly, Growth Strategy Fund)
Equity Aggressive Strategy Fund (formerly, Equity Growth Strategy Fund)

Russell Investment
Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 5
Aggressive Strategy Fund 7
Equity Aggressive Strategy Fund 9
Notes to Quarterly Report 11
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Quarterly Report
September 30, 2025 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series.
Copyright © Russell Investments 2025. All rights reserved.
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Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark
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companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
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Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
RIF Global Real Estate Securities Fund 94,782 1,348
Domestic Equities - 15.5%
RIF U.S. Small Cap Equity Fund 94,023 1,338
RIF U.S. Strategic Equity Fund 390,239 9,050
10,388
Fixed Income - 54.0%
RIC Long Duration Bond Fund Class Y 333,854 2,674
RIC Opportunistic Credit Fund Class Y 304,452 2,667
RIC Short Duration Bond Fund Class Y 174,995 3,341
RIF Strategic Bond Fund 3,085,308 27,397
36,079
International Equities - 20.6%
RIC Emerging Markets Fund Class Y 81,425 1,675
RIC Global Equity Fund Class Y 893,644 10,411
RIF International Developed Markets Fund 116,465 1,684
13,770
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 524,993 5,360
Total Investments in Affiliated Funds
(cost $60,929) 66,945
Total Investments - 100.1%
(identified cost $60,929) 66,945
Other Assets and Liabilities, Net - (0.1)%
(60)
Net Assets - 100.0%
66,885

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Moderate Strategy Fund
Transactions (amounts in thousands) during the period ended September 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 1,910 $ 123 $ 779 $ (121) $ 215 $ 1,348 $ 33 $ —
RIF U.S. Small Cap Equity Fund 1,612 162 453 29 (12) 1,338 26 5
RIF U.S. Strategic Equity Fund 9,607 583 1,965 221 604 9,050 29 225
RIC Long Duration Bond Fund 3,963 243 1,690 (9) 167 2,674 63 —
RIC Opportunistic Credit Fund — 2,764 163 (1) 67 2,667 56 —
RIC Short Duration Bond Fund 3,338 306 360 6 51 3,341 97 —
RIF Strategic Bond Fund 27,285 1,781 2,922 (416) 1,669 27,397 396 —
RIC Emerging Markets Fund 1,299 435 484 52 373 1,675 — —
RIC Global Equity Fund 10,281 792 2,372 247 1,463 10,411 — —
RIF International Developed
Markets Fund 1,630 118 416 95 257 1,684 4 7
RIC Multi-Strategy Income Fund 5,301 113 549 (5) 500 5,360 95 —
$ 66,226 $ 7,420 $ 12,153 $ 98 $ 5,354 $ 66,945 $ 799 $ 237

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.0%
RIC Global Infrastructure Fund Class Y 419,424 4,442
RIF Global Real Estate Securities Fund 312,542 4,444
8,886
Domestic Equities - 20.5%
RIF U.S. Small Cap Equity Fund 389,812 5,547
RIF U.S. Strategic Equity Fund 1,722,855 39,953
45,500
Fixed Income - 33.5%
RIC Long Duration Bond Fund Class Y 830,378 6,651
RIC Opportunistic Credit Fund Class Y 504,294 4,418
RIF Strategic Bond Fund 7,105,074 63,093
74,162
International Equities - 35.0%
RIC Emerging Markets Fund Class Y 377,426 7,764
RIC Global Equity Fund Class Y 5,526,816 64,387
RIF International Developed Markets Fund 384,120 5,554
77,705
Multi-Asset - 7.0%
RIC Multi-Strategy Income Fund Class Y 1,521,444 15,534
Total Investments in Affiliated Funds
(cost $186,605) 221,787
Total Investments - 100.0%
(identified cost $186,605) 221,787
Other Assets and Liabilities, Net - (0.0)%
(104)
Net Assets - 100.0%
221,683

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Balanced Strategy Fund
Transactions (amounts in thousands) during the period ended September 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 4,226 $ 161 $ 616 $ 58 $ 613 $ 4,442 $ 65 $ —
RIF Global Real Estate Securities
Fund 5,043 393 1,286 (89) 383 4,444 97 —
RIF U.S. Small Cap Equity Fund 7,290 521 2,241 233 (256) 5,547 115 20
RIF U.S. Strategic Equity Fund 35,067 6,241 5,291 334 3,602 39,953 127 829
RIC Long Duration Bond Fund 7,241 816 1,730 (8) 332 6,651 145 —
RIC Opportunistic Credit Fund — 4,496 185 (3) 110 4,418 91 —
RIC Short Duration Bond Fund 4,295 58 4,372 126 (107) — 43 —
RIF Strategic Bond Fund 57,315 7,160 4,138 (321) 3,077 63,093 885 —
RIC Emerging Markets Fund 6,273 1,179 1,618 188 1,742 7,764 — —
RIC Global Equity Fund 63,836 1,151 10,778 1,078 9,100 64,387 — —
RIF International Developed
Markets Fund 6,229 220 2,089 588 606 5,554 15 28
RIC Multi-Strategy Income Fund 14,852 6 39 1,346 (40) 1,429 15,534 269 —
$ 211,667 $ 23,035 $ 35,690 $ 2,144 $ 20,631 $ 221,787 $ 1,852 $ 877

Russell Investment Funds
Aggressive Strategy Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Aggressive Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.0%
RIC Global Infrastructure Fund Class Y 349,105 3,697
RIF Global Real Estate Securities Fund 390,641 5,555
9,252
Domestic Equities - 32.5%
RIF U.S. Small Cap Equity Fund 388,906 5,534
RIF U.S. Strategic Equity Fund 2,347,848 54,447
59,981
Fixed Income - 14.4%
RIC Long Duration Bond Fund Class Y 1,146,195 9,181
RIC Opportunistic Credit Fund Class Y 522,231 4,575
RIF Strategic Bond Fund 1,445,551 12,836
26,592
International Equities - 40.1%
RIC Emerging Markets Fund Class Y 446,979 9,194
RIC Global Equity Fund Class Y 4,595,858 53,542
RIF International Developed Markets Fund 767,573 11,099
73,835
Multi-Asset - 8.0%
RIC Multi-Asset Strategy Fund Class Y 1,231,304 14,763
Total Investments in Affiliated Funds
(cost $137,387) 184,423
Total Investments - 100.0%
(identified cost $137,387) 184,423
Other Assets and Liabilities, Net - (0.0)%
(89)
Net Assets - 100.0%
184,334

Russell Investment Funds
Aggressive Strategy Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Aggressive Strategy Fund
Transactions (amounts in thousands) during the period ended September 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 3,551 $ 176 $ 589 $ 51 $ 508 $ 3,697 $ 55 $ —
RIF Global Real Estate Securities
Fund 5,916 500 1,228 (151) 518 5,555 116 —
RIF U.S. Small Cap Equity Fund 8,045 441 2,842 96 (206) 5,534 124 22
RIF U.S. Strategic Equity Fund 48,245 8,051 7,132 438 4,845 54,447 175 1,143
RIC Long Duration Bond Fund 6,050 3,595 808 (1) 345 9,181 185 —
RIC Opportunistic Credit Fund 3,649 1,202 443 (2) 169 4,575 116 —
RIF Strategic Bond Fund 16,040 1,396 5,269 (922) 1,591 12,836 184 —
RIC Emerging Markets Fund 7,946 909 1,949 258 2,030 9,194 — —
RIC Global Equity Fund 52,649 286 7,776 771 7,612 53,542 — —
RIF International Developed
Markets Fund 13,082 420 4,814 564 1,847 11,099 32 59
RIC Multi-Asset Strategy Fund 14,389 394 1,782 57 1,705 14,763 228 —
$ 179,562 $ 17,370 $ 34,632 $ 1,159 $ 20,964 $ 184,423 $ 1,215 $ 1,224

Russell Investment Funds
Equity Aggressive Strategy Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Aggressive Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.5%
RIC Global Infrastructure Fund Class Y 102,293 1,083
RIF Global Real Estate Securities Fund 133,680 1,901
2,984
Domestic Equities - 38.5%
RIF U.S. Small Cap Equity Fund 113,644 1,617
RIF U.S. Strategic Equity Fund 826,805 19,174
20,791
Fixed Income - 5.0%
RIC Long Duration Bond Fund Class Y 201,336 1,613
RIC Opportunistic Credit Fund Class Y 122,272 1,071
2,684
International Equities - 43.1%
RIC Emerging Markets Fund Class Y 157,013 3,230
RIC Global Equity Fund Class Y 1,346,921 15,692
RIF International Developed Markets Fund 300,291 4,342
23,264
Multi-Asset - 8.0%
RIC Multi-Asset Strategy Fund Class Y 360,672 4,324
Total Investments in Affiliated Funds
(cost $39,525) 54,047
Total Investments - 100.1%
(identified cost $39,525) 54,047
Other Assets and Liabilities, Net - (0.1)%
(56)
Net Assets - 100.0%
53,991

Russell Investment Funds
Equity Aggressive Strategy Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Equity Aggressive Strategy Fund
Transactions (amounts in thousands) during the period ended September 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 965 $ 115 $ 153 $ 9 $ 147 $ 1,083 $ 15 $ —
RIF Global Real Estate Securities
Fund 2,095 382 698 (87) 209 1,901 41 —
RIF U.S. Small Cap Equity Fund 2,663 252 1,216 (23) (59) 1,617 41 8
RIF U.S. Strategic Equity Fund 14,705 3,887 1,304 (16) 1,902 19,174 59 363
RIC Long Duration Bond Fund 1,203 496 151 (4) 69 1,613 33 —
RIC Opportunistic Credit Fund 969 186 124 — 40 1,071 27 —
RIC Emerging Markets Fund 2,861 277 707 46 753 3,230 — —
RIC Global Equity Fund 13,986 466 1,125 82 2,283 15,692 — —
RIF International Developed
Markets Fund 4,780 366 1,712 133 775 4,342 12 22
RIC Multi-Asset Strategy Fund 3,868 354 397 (8) 507 4,324 65 —
$ 48,095 $ 6,781 $ 7,587 $ 132 $ 6,626 $ 54,047 $ 293 $ 393

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report — September 30, 2025 (Unaudited)
Notes to Quarterly Report 11
1. Significant Accounting Policies
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on four of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Security Valuation
Each of the Funds is a “fund of funds” and diversifies its assets by investing in shares of several other RIF funds and in certain
Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees (“Board”) has designated Russell Investment Management, LLC (“RIM”), the Underlying Funds’
adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — September 30, 2025 (Unaudited)
12 Notes to Quarterly Report
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows: investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments without further adjustment as a practical expedient.
As of September 30, 2025, all investments held were classified as Level 1 within the fair value hierarchy.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual financial statements and other information and prospectus.

Russell Investment Funds
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495